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                              SEI TAX EXEMPT TRUST
                    MASSACHUSETTS TAX FREE MONEY MARKET FUND
                           INSTITUTIONAL TAX FREE FUND
                                  TAX FREE FUND
                           CALIFORNIA TAX EXEMPT FUND
                           PENNSYLVANIA TAX FREE FUND

                          SUPPLEMENT DATED JULY 11, 2003
                    TO THE PROSPECTUS DATED DECEMBER 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The prospectus of each of the Massachusetts Tax Free Money Market Fund, Institutional Tax Free Fund, Tax Free Fund, California Tax Exempt Fund and Pennsylvania Tax Free Fund (each a "Fund") is hereby supplemented to reflect that SEI Investments Management Corporation, SEI Investments Fund Management and/or SEI Investments Distribution Co. have agreed to temporarily and voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment so that each Fund's current yield quotation on any day will be not less than 15 basis points (.15%). This supplemental waiver and/or reimbursement will remain in effect through July 31, 2003 and may be discontinued and/or otherwise modified thereafter without notice to shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE